1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

February 12, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Annuity Portfolios Post-Effective Amendment No. 41 to Registration Statement
on Form N-1A (File Nos. 33-74534 and 811-8314)

Ladies and Gentlemen:

Our client, Schwab Annuity Portfolios (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), Post-Effective Amendment (“PEA”) No. 41 to the Trust’s registration statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”), under the 1933 Act and Amendment No. 42 to the Registration Statement under the Investment Company Act of 1940, as amended (“1940 Act”). This filing is being made for the primary purpose of incorporating certain changes relating to the Schwab Money Market Portfolio seeking to operate as a “government money market fund,” as that term is defined in Rule 2a-7 under the 1940 Act, which could be deemed material.

The Trust undertakes to make an additional filing of the Registration Statement in order to respond to any comments you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the Registration Statement and file the appropriate exhibits.

No fee is required in connection with this filing. Please contact me at (202) 261-3304 with any questions or comments.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen